Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventory [Line Items]
Inventories	SFr 356.5	SFr 395.6
Gross carrying amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	321.4	344.7
Gross carrying amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	34.5	43.5
Gross carrying amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	8.0	8.3
Gross carrying amount | Other
Disclosure Of Inventory [Line Items]
Inventories	0.0	0.2
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr 7.4	SFr 1.1